UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from
July 1, 2016 to July 31, 2016

Commission File Number of issuing entity:
333-115582, 333-130782-02, 333-158937-01, 333-189041-01

Central Index Key Number of issuing entity:

0001290200

Wells Fargo Dealer Floorplan Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782, 333-158937, 333-189041

Central Index Key Number of depositor:

0001290205

CDF Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:

0001185251

Wells Fargo Commercial Distribution Finance, LLC

(Exact name of sponsor as specified in its charter)

Steve Poulin, (203) 229-5540

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard
Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 747-4043
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2012-2 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2014-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2014-2 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2015-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2015-2 Asset Backed Notes in the classes specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒    No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-2 (the “2012-2 Notes”), dated May 9, 2012, and related Prospectus dated May 8, 2012 (collectively, the “2012-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-2 Notes was offered in the 2012-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2014-1 (the “2014-1 Notes”), dated July 16, 2014, and related Prospectus dated July 14, 2014 (collectively, the “2014-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2014-1 Notes was offered in the 2014-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2014-2 (the “2014-2 Notes”), dated October 16, 2014, and related Prospectus dated October 10, 2014 (collectively, the “2014-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2014-2 Notes was offered in the 2014-2 Prospectus: Class A.

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Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2015-1 (the “2015-1 Notes”), dated January 29, 2015, and related Prospectus dated January 26, 2015 (collectively, the “2015-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2015-1 Notes was offered in the 2015-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2015-2 (the “2015-2 Notes”), dated January 29, 2015, and related Prospectus dated January 26, 2015 (collectively, the “2015-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2015-2 Notes was offered in the 2015-2 Prospectus: Class A.

No assets securitized by CDF Funding, Inc. (the “Securitizer”) and held by Wells Fargo Dealer Floorplan Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period July 1, 2016 through July 31, 2016.

The Securitizer filed its most recent Form ABS-15G on February 9, 2016. The CIK number of the Securitizer is 0001290205.

The Issuing Entity’s Monthly Noteholder’s Statements are made available to the public on the SEC Internet site (http://www.sec.gov) and are available, at no cost, by writing Wells Fargo Bank, N.A., as Administrator, 5595 Trillium Boulevard, Hoffman Estates, Illinois 60192, Attention: Manager of Securitization.

The following tables summarize the loss experience in the trust portfolio for the one month ended July 31, 2016 and the charge-off rate in the trust portfolio for the prior collection period, the second prior collection period, the third prior collection period and the fourth prior collection period. Because the future composition and performance of the trust portfolio will change over time, these tables are not indicative of the composition or performance of the trust portfolio of any subsequent time.

The principal balances of the applicable receivables used in the calculation of the data reflected in the tables and text set forth below are based on the data collected by Wells Fargo Commercial Distribution Finance, LLC’s (“CDF’s”) information management systems. Certain manual inputs and adjustments are made to this data for monthly investor reporting purposes, and as a result the principal balances of the receivables used to calculate the data reflected in such tables and text, as of any relevant date or for any relevant period, may be greater than the balance of principal receivables reflected in investor reports as of a corresponding date or for a corresponding period. These manual inputs and adjustments primarily relate to manufacturer discount amounts and manual charge-offs. The difference between the balance of principal receivables derived from CDF’s information management systems and the principal balance of the receivables after giving effect to the manual inputs and adjustments is less than 1% for all dates and periods covered by the tables below.

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Loss Experience in the Trust Portfolio
1 Month Ended July 31, 2016

Average Receivables Balance	6,955,422,201.89

Gross Charge-Offs	464,760.73

Recoveries(1)	197,817.61

Gross Charge-Offs Less Recoveries	266,943.12

Gross Charge-Offs Less Recoveries as a percentage of Average Total Receivables Outstanding (annualized)	0.05%

Number of Accounts that Experienced a Recovery	143

Number of Accounts that Experienced a Net Loss	17

Gross Charge-Offs Less Recoveries divided by Number of Accounts that Experienced a Net Loss	15,702.54

(1) “Recoveries” mean amounts subsequently collected with respect to previously charged-off amounts

For purposes of the preceding table, “Average Receivables Balance” for the one month period ended on July 31, 2016 is calculated as an average of the month-end principal balances of the receivables in the trust portfolio (excluding any receivable arising in an account that has been charged off in whole or in part) for the one month in such period and the month preceding such period.

Charge-Off Rate for prior Collection Period	0.05%

Charge-Off Rate for second prior Collection Period	0.06%

Charge-Off Rate for third prior Collection Period	0.01%

Charge-Off Rate for fourth prior Collection Period	0.00%

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ITEM 1A – Asset Level Information.
Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.
Inapplicable.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Deutsche Bank Trust Company Americas, as indenture trustee, has provided the following information to CDF Funding, Inc. for inclusion in this Form 10 D:

Deutsche Bank Trust Company Americas (“DBTCA”) and Deutsche Bank National Trust Company (“DBNTC”) have been sued by investors in civil litigation concerning their role as trustees of certain RMBS trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss. On March 22, 2016, plaintiffs filed an amended complaint in federal court. In the amended complaint, plaintiffs assert claims in connection with 62 trusts governed by Indenture Agreements. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss the amended complaint on July 15, 2016. On August 15, 2016, plaintiffs filed their opposition to the motion to dismiss. Discovery is ongoing.

On March 25, 2016, the BlackRock plaintiffs filed a state court action against DBTCA in the Superior Court of California, Orange County with respect to 513 trusts. On May 18, 2016, plaintiffs filed an amended complaint with respect to 465 trusts, and included DBNTC as an additional defendant. The amended complaint asserts three causes of action: breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest. Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 465 trusts. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $75.7 billion, but does not include a demand for money damages in a sum certain.

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On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts. On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of New York’s Streit Act, violation of the Trust Indenture Act, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code. IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages.

It is DBTCA’s belief that it has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as indenture trustee under the amended and restated master indenture and each indenture supplement for this transaction.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

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ITEM 10 – Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2012-2 Monthly Noteholder’s Statement
Exhibit 99.2	2014-1 Monthly Noteholder’s Statement

Exhibit 99.3	2014-2 Monthly Noteholder’s Statement

Exhibit 99.4	2015-1 Monthly Noteholder’s Statement

Exhibit 99.5	2015-2 Monthly Noteholder’s Statement

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2012-2 Monthly Noteholder’s Statement

Exhibit 99.2	2014-1 Monthly Noteholder’s Statement

Exhibit 99.3	2014-2 Monthly Noteholder’s Statement

Exhibit 99.4	2015-1 Monthly Noteholder’s Statement

Exhibit 99.5	2015-2 Monthly Noteholder’s Statement

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 31, 2016

CDF FUNDING, INC.
(Depositor)

	By:	/s/ John E. Peak
Name: John E. Peak
Title: Senior Officer in charge of Securitization